Form N-1A Supplement	Oct. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

F/m Ultrashort Tax-Free Municipal ETF

(Nasdaq: ZMUN)

______________________________________________________________________________

Supplement dated October 30, 2026

to the Prospectus and Statement of Additional Information (“SAI”) dated September 26, 2025, as supplemented

______________________________________________________________________________

Effective December 29, 2026, the following updates will be made to the Prospectus and SAI of F/m Ultrashort Tax-Free Municipal ETF (the “Fund”).

1.	The disclosures describing the investment objective of the Fund in the Prospectus and SAI are updated as follows:

The investment objective of the Fund is to seek to provide federally tax-exempt income with limited rate sensitivity.

2.	The disclosures describing the principal investment strategies of the Fund in the Prospectus and SAI are updated as follows:

The Fund is an actively-managed short duration municipal bond exchange-traded fund (“ETF”) that is designed to provide federally tax-exempt income with limited interest rate sensitivity. The Fund invests in a subset of U.S. municipal tax-exempt investment grade bond market to target bonds that are either at or near a call date, with higher coupons.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in U.S. municipal investment grade bonds that are exempt from federal and certain state taxes, and which are currently callable or callable within the next three (3) months. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a single asset class than a “diversified” fund.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets.

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund-eligible investments (collectively, the “Underlying Funds”), to the extent permitted by applicable law and subject to certain restrictions.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

3.	All references to the Bloomberg Municipal Bond Currently Callable Index are hereby deleted from the Prospectus and SAI.

4.	The risk disclosures of “Index-Related Risk,” “Tracking Error Risk” and “Passive Investment Risk” are hereby deleted from the principal investment risks in the Prospectus and SAI.

* * * * *

Please retain this supplement for your reference.